UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 534, New York, NY 10169
(Address of principal executive offices)           (Zip code)

Eric M. Rubin, President, 230 Park Avenue, Suite 534, New York, NY 10169
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY  10036-6797

Registrant's telephone number, including area code: (212) 488-1331

Date of fiscal year end:      10/31

Date of reporting period:     01/31/13

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of January 31, 2013 are filed herewith.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	January 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 85.9%
Business Services — 1.5%
Western Union Co. (The)	175,000	2,490,250

Consumer Discretionary — 7.5%
Big Lots, Inc. (a)	55,000	1,768,250
Dollar Tree, Inc. (a)	75,000	2,999,250
Kohl's Corp.	105,000	4,860,450
Starbucks Corp.	45,000	2,525,400
		12,153,350

Consumer Staples — 5.2%
Archer-Daniels-Midland Co.	125,000	3,566,250
Diageo PLC - ADR (b)	13,500	1,610,550
Imperial Tobacco Group PLC - ADR (b)	43,100	3,223,880
		8,400,680

Energy — 17.7%
Apache Corp.	64,000	5,360,640
Canadian Oil Sands Ltd. (b)	152,000	3,185,920
Chesapeake Energy Corp.	130,000	2,623,400
Devon Energy Corp.	80,000	4,575,200
Halliburton Co.	105,000	4,271,400
Newfield Exploration Co. (a)	91,000	2,684,500
Occidental Petroleum Corp.	45,800	4,042,766
Ultra Petroleum Corp. (a)	120,000	2,186,400
		28,930,226

Financials — 15.4%
American International Group, Inc. (a)	160,000	6,052,800
Capital One Financial Corp.	90,000	5,068,800
Citigroup, Inc.	49,000	2,065,840
Fairfax Financial Holdings Ltd. (b)	10,000	3,580,000
Goldman Sachs Group, Inc. (The)	20,000	2,957,200
JPMorgan Chase & Co.	58,000	2,728,900
MetLife, Inc.	70,000	2,613,800
		25,067,340

Health Care — 11.8%
Cardinal Health, Inc.	75,000	3,285,750
Covidien PLC (b)	26,000	1,620,840
Humana, Inc.	23,000	1,710,280
Johnson & Johnson	22,000	1,626,240
Teva Pharmaceutical Industries, Ltd. - ADR (b)	75,000	2,849,250
Valeant Pharmaceuticals International, Inc. (a) (b)	42,500	2,818,600
Warner Chilcott PLC, Class A (b)	84,000	1,190,280
WellPoint, Inc.	63,000	4,083,660
		19,184,900

Industrials — 9.1%
Caterpillar, Inc.	37,000	3,640,430
Cummins, Inc.	31,000	3,559,730
Deere & Co.	26,000	2,445,560
Joy Global, Inc.	51,000	3,221,670
Navistar International Corp. (a)	77,000	2,008,930
		14,876,320

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	January 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 85.9% (continued)
Information Technology — 11.2%
Apple, Inc.	13,800	6,283,278
Corning, Inc.	270,000	3,240,000
Dell, Inc.	270,000	3,574,800
IAC/InterActiveCorp	40,000	1,650,000
Microsoft Corp.	130,000	3,571,100
		18,319,178

Materials — 6.5%
Barrick Gold Corp. (b)	69,000	2,202,480
Freeport-McMoRan Copper & Gold, Inc.	60,000	2,115,000
Newmont Mining Corp.	145,000	6,229,200
		10,546,680
Total Common Stocks (Cost $122,176,071)		139,968,924

Investment Companies — 2.9%
Market Vectors Junior Gold Miners ETF	250,000	4,725,000
Total Investment Companies (Cost $4,730,375)		4,725,000

Short-Term Investment — 7.6%
Money Market Fund — 7.6%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	12,402,073	12,402,073
Total Short-Term Investments (Cost $12,402,073)		12,402,073

Total Investments (Cost $139,308,519(d)) — 96.4%		$157,095,997

Other assets in excess of liabilities — 3.6%		5,922,307

NET ASSETS — 100.0%		$163,018,304

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

(c) Represents the 7 day yield at 1/31/13.

(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$144,693,924	$-	$-	$144,693,924
Short-Term Investments	$12,402,073	$-	$-	$12,402,073
Total Investments	$157,095,997	$-	$-	$157,095,997

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	January 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.2%
Australia — 7.2%
BHP Billiton, Ltd.	14,000	547,325
Coca-Cola Amatil, Ltd.	60,000	866,173
Commonwealth Bank of Australia	25,000	1,680,661
CSL, Ltd.	20,000	1,146,135
		4,240,294

Belgium — 1.7%
Ageas	31,000	1,022,743

Brazil — 1.4%
Cia de Bebidas das Americas	18,000	848,783

China — 1.1%
Bank of China Ltd., Class H	1,300,000	640,320

Denmark — 2.1%
Coloplast A/S, Class B	12,500	659,486
Novo Nordisk A/S, Class B	3,000	551,786
		1,211,272

Finland — 3.4%
Kone OYJ, Class B	12,000	989,548
Neste Oil OYJ	20,000	318,990
Sampo OYJ, Class A	20,000	718,067
		2,026,605

France — 10.5%
BNP Paribas SA	34,000	2,132,673
Cap Gemini SA	15,000	722,920
Cie Generale d'Optique Essilor International SA	3,000	305,782
Danone	10,000	692,819
Dassault Systemes SA	6,000	666,866
LVMH Moet Hennessy Louis Vuitton SA	3,000	565,427
Unibail-Rodamco SE	3,800	897,774
Vivendi SA	10,000	214,334
		6,198,595

Germany — 8.5%
Allianz SE	3,000	429,008
BASF SE	7,500	760,079
Deutsche Telekom AG	50,000	614,497
Fuchs Petrolub AG	9,000	637,098
Hannover Rueckversicherung AG	10,000	807,113
SAP AG	12,000	982,869
Siemens AG	7,000	768,128
		4,998,792

Hong Kong — 5.3%
Cheung Kong Holdings, Ltd.	30,000	492,038
China Mobile, Ltd.	60,000	659,532
CNOOC, Ltd.	500,000	1,032,815
Sun Hung Kai Properties, Ltd.	35,000	574,495

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	January 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Hong Kong — 5.3% (continued)
Wheelock & Co., Ltd.	60,000	338,083
		3,096,963

Italy — 3.4%
Enel SpA	170,000	741,197
ENI SpA	17,000	426,673
Mediaset SpA	70,000	183,956
Mediobanca SpA	90,000	661,531
		2,013,357

Japan — 14.1%
Astellas Pharma, Inc.	7,000	357,057
East Japan Railway Co.	10,000	677,186
Hitachi, Ltd.	100,000	593,907
Honda Motor Co., Ltd.	15,000	576,101
Japan Retail Fund Investment Corp.	200	379,575
Mitsui & Co., Ltd.	18,000	272,387
Mitsui OSK Lines Ltd.	100,000	329,827
Mizuho Financial Group, Inc.	500,000	1,002,630
Nippon Building Fund, Inc.	100	1,033,311
Nippon Yusen KK	100,000	239,974
Oriental Land Co., Ltd.	4,000	532,983
ORIX Corp.	6,000	642,341
SBI Holdings, Inc.	40,000	331,799
Sojitz Corp.	200,000	300,241
Sumitomo Corp.	60,000	777,120
Sysmex Corp.	5,000	239,152
		8,285,591

Netherlands — 4.0%
Aegon NV	160,000	1,070,286
AkzoNobel NV	10,000	683,996
ASML Holding NV	7,700	577,997
		2,332,279

New Zealand — 0.5%
Fletcher Building Ltd.	40,000	320,000

Norway — 1.1%
Statoil ASA	24,000	637,866

Poland — 0.9%
Synthos SA	300,000	508,622

Singapore — 0.9%
Keppel Land Ltd.	160,000	550,654

South Africa — 0.5%
Life Healthcare Group Holdings Ltd.	80,000	281,736

Spain — 2.2%
Acciona SA	4,000	321,542
Amadeus IT Holding SA, Class A	20,000	501,561

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	January 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Spain — 2.2% (continued)
INDITEX SA	3,500	490,295
		1,313,398

Sweden — 2.4%
Swedbank AB	20,000	471,469
Volvo AB, Class B	65,000	961,245
		1,432,714

Switzerland — 5.8%
Adecco SA	3,000	172,323
Credit Suisse Group AG	15,000	443,163
Nestle SA	15,000	1,052,718
Roche Holding AG	2,000	442,394
Syngenta AG	3,000	1,294,564
		3,405,162

Taiwan — 3.0%
Far EasTone Telecommunications Co., Ltd.	330,000	839,348
Mega Financial Holding Co., Ltd.	304,500	249,053
Yuanta Financial Holding Co., Ltd.	1,100,000	596,075
		1,684,476

United Kingdom — 19.2%
AstraZeneca PLC	35,000	1,694,229
Barclays PLC	100,000	477,247
BP PLC	190,000	1,406,096
British American Tobacco PLC	14,000	728,746
BT Group PLC	300,000	1,182,496
Carnival PLC	25,000	1,015,142
GlaxoSmithKline PLC	40,000	916,759
InterContinental Hotels Group PLC	16,000	470,842
Royal Dutch Shell PLC, Class A	45,000	1,598,938
TUI Travel PLC	180,000	829,935
Vodafone Group PLC	100,000	272,871
Wolseley PLC	14,347	669,921
		11,263,222
Total Common Stocks (Cost $51,086,179)		58,313,444

Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Dreyfus Cash Management, Institutional Shares, 0.05% (a)	238,298	238,298

Total Short-Term Investments (Cost $238,298)		238,298

Total Investments (Cost $51,324,477(b)) — 99.6%		$58,551,742

Other assets in excess of liabilities — 0.4%		246,976

NET ASSETS — 100.0%		$58,798,718

(a) Represents the 7 day yield at 1/31/13.

(b) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	January 31, 2013 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$58,313,444	$-	$-	$58,313,444
Short-Term Investments	238,298	-	-	238,298
Total Investments	$58,551,742	$-	$-	$58,551,742

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4%
Allen County Public Building Commission, Facilities, Revenue Bonds,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,447,642
5.15%, 12/01/36, Callable 12/01/22	500,000	543,755
Bel Aire Public Building Commission, Facilities, Revenue Bonds, AMBAC, 4.25%, 2/01/36, Callable 2/01/15 (a)	830,000	842,508
Blue Valley Recreation Commission, COP, AGM, 3.85%, 10/01/14	500,000	526,470
Butler County Unified School District No. 385 Andover, School District, GO UT, NATL-RE, 5.00%, 9/01/18, Callable 9/01/15	2,000,000	2,203,180
Butler County Unified School District No. 394 Rose Hill, School District, GO UT, AGM, 3.50%, 9/01/24, Pre-Refunded 9/01/14 @100	875,000	918,881
Butler County Unified School District No. 490 El Dorado, School District, GO UT, AGM,
5.00%, 9/01/23, Pre-Refunded 9/01/15 @100	500,000	558,250
4.05%, 9/01/27, Callable 9/01/17	630,000	688,174
Butler County Unified School District No. 490 El Dorado, School District, GO UT, FSA,
5.00%, 9/01/24, Pre-Refunded 9/01/15 @100	690,000	770,385
5.00%, 9/01/24	395,000	441,018
Chisholm Creek Utility Authority, Water, Revenue Bonds, AGM,
2.63%, 9/01/28, Callable 9/01/20	260,000	257,106
3.00%, 9/01/32, Callable 9/01/20	315,000	317,337
City of Abilene, GO UT,
4.30%, 9/01/27, Callable 9/01/20	250,000	279,220
4.60%, 9/01/30, Callable 9/01/20	810,000	909,436
City of Beloit, Facilities, Revenue Bonds, 5.00%, 4/01/32, Callable 4/01/17	500,000	522,840
City of Beloit, Power, Revenue Bonds, 4.75%, 12/01/31, Callable 12/01/18	250,000	262,023
City of Burlington, Development, Revenue Bonds, XLCA, 5.25%, 12/01/23, Putable 4/01/13 @ 100 †	1,000,000	1,000,000
City of Burlington, Power, Revenue Bonds, XLCA, 4.65%, 9/01/35, Callable 9/01/15 †	2,130,000	2,220,631
City of Burlington, Utilities, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	1,195,000	1,228,747
City of Coffeyville, Power, Revenue Bonds, 4.20%, 6/01/23, Callable 6/01/17	100,000	101,616
City of Dodge City, Facilities, Revenue Bonds, AGM, 5.25%, 6/01/31, Callable 6/01/19	825,000	951,151
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	923,042
City of Erie, GO UT, 4.00%, 9/01/29, Callable 9/01/17	200,000	204,442
City of Eudora, GO UT, 3.00%, 9/01/32, Callable 9/01/22	100,000	100,579
City of Fairway, GO UT,
3.75%, 9/01/25, Callable 9/01/17	250,000	273,028
4.00%, 9/01/28, Callable 9/01/17	470,000	515,618
4.00%, 9/01/29, Callable 9/01/17	390,000	426,235
City of Hays, Nursing Homes, Revenue Bonds, 4.25%, 10/01/32, Callable 10/01/16	1,000,000	1,006,350
City of Hiawatha, GO UT, 4.60%, 10/01/26, Pre-Refunded 10/01/14 @100	300,000	321,027
City of Horton, Power, Revenue Bonds, 4.15%, 10/01/21, Callable 10/01/19	540,000	595,696
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,093,820
City of La Cygne, Power, Revenue Bonds, XLCA, 4.05%, 3/01/15	382,000	399,324
City of Lansing, GO UT, FSA, 4.45%, 9/01/22, Callable 9/01/17	395,000	437,079
City of Lawrence, Medical, Revenue Bonds,
5.38%, 7/01/16, Callable 7/01/13	1,000,000	1,015,550
5.25%, 7/01/21, Callable 7/01/16	610,000	669,444
City of Lawrence, Water, Revenue Bonds, 4.30%, 11/01/22, Callable 11/01/18	235,000	268,130
City of Leawood, GO UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	625,043
City of Lenexa, GO UT, 4.00%, 9/01/25, Callable 9/01/14	480,000	499,565
City of Lindsborg, GO UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	646,338
City of Maize, Water, Revenue Bonds, 5.25%, 8/01/26, Callable 8/01/16	1,000,000	1,083,670
City of Manhattan, GO UT,
4.50%, 11/01/17	400,000	467,060
3.25%, 11/01/20, Callable 11/01/19	350,000	381,367
4.10%, 11/01/26, Callable 11/01/18	415,000	458,226
2.13%, 11/01/26, Callable 11/01/22	455,000	426,039
2.25%, 11/01/27, Callable 11/01/22	175,000	163,930
3.10%, 11/01/28, Callable 11/01/22	145,000	146,826
City of Marion, GO UT, 3.75%, 9/01/34, Callable 9/01/22	250,000	250,995
City of McPherson KS Water System Revenue, Water, Revenue Bonds, 3.25%, 10/01/27, Callable 10/01/20	1,000,000	1,012,850

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4% (continued)
City of Newton, GO UT, NATL-RE, 5.00%, 9/01/24, Pre-Refunded 9/01/14 @100	1,000,000	1,073,660
City of Olathe, Medical, Revenue Bonds,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,441,779
5.25%, 9/01/25, Callable 9/01/19	540,000	607,856
4.00%, 9/01/28, Callable 9/01/21	250,000	259,560
5.00%, 9/01/29, Callable 9/01/17	800,000	846,808
4.00%, 9/01/30, Callable 9/01/21	450,000	462,496
5.00%, 9/01/30, Callable 9/01/19	750,000	828,495
City of Olathe, Tax Allocation, 5.45%, 9/01/22, Callable 3/01/17	660,000	457,446
City of Oswego, GO UT,
3.25%, 12/01/30, Callable 12/01/22	335,000	340,357
3.25%, 12/01/30, Callable 12/01/22	295,000	299,717
City of Ottawa, Education, Revenue Bonds, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,702,238
City of Overland Park, GO UT,
3.00%, 9/01/17	735,000	814,439
5.00%, 9/01/19, Callable 9/01/13	630,000	645,366
City of Park City, GO UT, 5.38%, 12/01/25, Callable 12/01/19	500,000	571,755
City of Phillipsburg, Facilities, Revenue Bonds, 4.50%, 10/01/28, Callable 10/01/20	545,000	606,438
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 4/01/16	1,100,000	747,406
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 8/01/15	500,000	505,615
City of Salina KS Water & Sewage System Revenue, Utilities, Revenue Bonds, 4.38%, 10/01/28, Callable 10/01/19	115,000	127,770
City of Salina, GO UT, 3.88%, 10/01/25, Callable 10/01/18	885,000	983,306
City of Salina, Medical, Revenue Bonds,
5.00%, 10/01/20, Callable 4/01/16	460,000	500,659
5.00%, 10/01/23, Callable 4/01/16	570,000	612,961
City of Shawnee, GO UT, 4.00%, 12/01/25, Callable 12/01/19	370,000	419,236
City of Topeka KS Combined Utility Revenue, Utilities, Revenue Bonds,
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,345,119
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,319,663
City of Topeka, GO UT,
3.50%, 8/15/30, Callable 8/15/17	225,000	229,059
4.00%, 8/15/30, Callable 8/15/15	2,000,000	2,061,120
4.50%, 8/15/30, Callable 8/15/19	450,000	489,465
City of Topeka, Utilities, Revenue Bonds, 4.50%, 8/01/33, Callable 8/01/19	650,000	711,919
City of Wamego, Pollution, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	900,000	925,416
City of Wichita KS Water & Sewer Utility Revenue, Utilities, Revenue Bonds, 3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,099,222
City of Wichita, GO UT,
4.00%, 6/01/23, Callable 6/01/17	405,000	445,986
4.00%, 6/01/24, Callable 6/01/16	150,000	162,564
4.00%, 6/01/24, Callable 6/01/17	180,000	197,822
4.00%, 6/01/24, Callable 6/01/20	100,000	112,744
4.00%, 6/01/25, Callable 6/01/17	820,000	896,522
4.00%, 12/01/25, Callable 12/01/20	100,000	111,196
4.00%, 6/01/26, Callable 6/01/20	475,000	526,015
2.50%, 10/01/26, Callable 10/01/21	405,000	405,308
4.00%, 12/01/26, Callable 12/01/20	165,000	182,729
4.00%, 6/01/27, Callable 6/01/20	780,000	862,118
2.50%, 10/01/27, Callable 10/01/21	1,335,000	1,328,472
4.00%, 12/01/29, Callable 12/01/20	250,000	277,980
City of Wichita, Medical, Revenue Bonds,
5.00%, 11/15/17	200,000	232,254
4.75%, 11/15/24, Callable 11/15/19	810,000	895,269
5.25%, 11/15/24, Callable 11/15/19	2,150,000	2,478,778
5.00%, 11/15/29, Callable 11/15/21	3,070,000	3,467,258
City of Wichita, Nursing Homes, Revenue Bonds, 4.00%, 4/01/27, Callable 4/01/16	680,000	692,084
City of Wichita, Utilities, Revenue Bonds,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,190,030
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,126,523
City of Wichita, Water, Revenue Bonds, 5.00%, 10/01/39, Callable 10/01/19	1,000,000	1,117,890
City of Wichita, Water/Sewer, Revenue Bonds,

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4% (continued)
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,099,510
5.00%, 10/01/29, Callable 10/01/19	750,000	862,792
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,095,140
City of Wichita, Water/Sewer, Revenue Bonds, AGM, 5.00%, 10/01/32, Callable 10/01/17	500,000	556,250
City of Wichita, Water/Sewer, Revenue Bonds, AMBAC, 5.13%, 10/01/29, Callable 10/01/15 (a)	780,000	854,591
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE FGIC,
5.00%, 10/01/13	800,000	824,816
5.25%, 10/01/15, Pre-Refunded 10/01/13 @100	350,000	361,431
5.00%, 10/01/16, Callable 10/01/14	500,000	536,185
5.25%, 10/01/17, Pre-Refunded 10/01/13 @100	2,300,000	2,375,118
Cloud County Public Building Commission, Revenue Bonds, 4.10%, 10/15/32, Callable 10/15/22	225,000	234,315
Coffeyville Community College, Higher Education, Revenue Bonds, 5.05%, 10/01/25, Pre-Refunded 10/01/15 @100	1,975,000	2,190,117
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	260,545
Commonwealth of Puerto Rico, GO UT, AGM, 5.50%, 7/01/29	275,000	302,275
County of Cherokee, COP, NATL-RE FGIC, 5.00%, 12/01/21, Callable 12/01/15	1,170,000	1,266,490
County of Douglas, GO UT,
4.00%, 9/01/24, Callable 9/01/19	425,000	479,893
4.25%, 9/01/30, Callable 9/01/19	320,000	350,490
County of Douglas, GO UT, AMBAC, 5.00%, 8/01/18, Pre-Refunded 8/01/13 @100 (a)	1,935,000	1,980,260
County of Ford, GO UT, AGM, 4.25%, 9/01/22, Callable 9/01/16	250,000	267,955
County of Franklin, COP, 4.75%, 9/01/21, Callable 9/01/13	750,000	757,845
County of Johnson, GO UT,
4.50%, 9/01/13	1,230,000	1,260,369
4.75%, 9/01/27, Callable 9/01/18	500,000	575,285
3.00%, 9/01/30, Callable 9/01/22	1,215,000	1,211,683
County of Neosho, Revenue Bonds, AGM,
4.00%, 10/01/18	220,000	246,666
4.00%, 10/01/19	225,000	253,505
County of Scott, GO UT, 5.00%, 4/01/28, Callable 4/01/20	500,000	599,900
County of Sedgwick KS / County of Shawnee, Single Family Housing, Revenue Bonds, GNMA,
8.05%, 5/01/14	5,000	5,047
6.70%, 6/01/29	45,000	46,726
County of Sedgwick, GO UT, 4.20%, 8/01/25, Pre-Refunded 8/01/15 @100	535,000	585,440
County of Sedgwick, Medical, Revenue Bonds,
5.00%, 8/01/25, Callable 8/01/15	500,000	525,035
5.25%, 8/01/31, Callable 8/01/15	500,000	522,990
County of Shawnee, COP,
5.00%, 9/01/22, Callable 9/01/15	1,640,000	1,761,868
5.00%, 9/01/23, Callable 9/01/15	1,840,000	1,971,468
County of Shawnee, GO UT, 3.00%, 9/01/26, Callable 9/01/19	250,000	258,143
County of Shawnee, GO UT, AGM, 5.00%, 9/01/19, Callable 9/01/15	700,000	756,231
Cowley County Unified School District No. 465 Winfield, School District, GO UT, NATL-RE,
5.25%, 10/01/15, Pre-Refunded 10/01/13 @100	1,260,000	1,301,152
5.25%, 10/01/15, Callable 10/01/13	50,000	51,421
Crawford County Public Building Commission, Revenue Bonds, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,616,227
Dodge City Community College, Higher Education, Revenue Bonds, 5.13%, 4/01/30, Callable 4/01/20	250,000	272,863
Douglas County Unified School District No. 348 Baldwin City, School District, GO UT, 5.00%, 9/01/30, Callable 9/01/19	1,405,000	1,564,369
Douglas County Unified School District No. 491 Eudora, School District, GO UT, AGM,
5.00%, 9/01/26, Callable 9/01/21	725,000	843,994
5.00%, 9/01/29, Callable 9/01/18	450,000	504,193
Franklin County Rural Water District No. 6, Water, Revenue Bonds, 4.00%, 5/01/27, Callable 5/01/17	200,000	206,666
Franklin County Unified School District No. 290 Ottawa, School District, GO UT, 4.00%, 9/01/25	2,635,000	2,923,822
Geary County Unified School District No. 475, School District, GO UT, NATL-RE,
5.25%, 9/01/18, Callable 9/01/15	795,000	859,872
5.25%, 9/01/20, Pre-Refunded 9/01/15 @100	2,025,000	2,273,852
5.25%, 9/01/22, Pre-Refunded 9/01/15 @100	1,650,000	1,852,768
Harvey County Unified School District No. 373 Newton, School District, GO UT, FSA, 4.80%, 9/01/18, Callable 3/04/13	635,000	637,254

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4% (continued)
Harvey County Unified School District No. 373 Newton, School District, GO UT, NATL-RE,
5.00%, 9/01/20, Callable 9/01/18	100,000	114,494
5.00%, 9/01/22, Callable 9/01/18	1,700,000	1,912,228
Hoisington Public Building Corp., Medical, Revenue Bonds, AMBAC, 5.00%, 11/01/23, Callable 11/01/14 (a)	1,700,000	1,783,691
Hutchinson Community College & Area Vocational School, Higher Education, COP,
3.75%, 10/01/32, Callable 10/01/21	250,000	258,023
4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,738,675
Johnson & Miami Counties Unified School District No. 230 Spring Hills, School District, GO UT, 5.25%, 9/01/29, Callable 9/01/21	1,500,000	1,785,870
Johnson County Park & Recreation District, COP, 5.00%, 9/01/23, Callable 9/01/13	870,000	885,268
Johnson County Park & Recreation District, Facilities, COP,
4.00%, 9/01/18	610,000	686,360
4.13%, 9/01/27, Callable 9/01/19	720,000	779,998
Johnson County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 9/01/20, Callable 9/01/18	325,000	370,143
4.00%, 9/01/22, Callable 9/01/19	415,000	465,601
4.50%, 9/01/22, Callable 9/01/18	100,000	114,997
4.38%, 9/01/23, Callable 9/01/18	150,000	170,049
4.00%, 9/01/24, Callable 9/01/20	500,000	561,340
4.75%, 9/01/24, Callable 9/01/18	790,000	917,577
4.88%, 9/01/25, Callable 9/01/18	200,000	232,812
4.50%, 9/01/27, Callable 9/01/21	955,000	1,097,562
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, 4.00%, 10/01/31, Callable 10/01/22	1,000,000	1,049,840
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, AMBAC, 5.00%, 10/01/25, Callable 10/01/16 (a)	1,070,000	1,169,521
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO UT, NATL-RE FGIC, 5.00%, 10/01/23, Callable 10/01/14	1,080,000	1,130,306
Johnson County Unified School District No. 232 De Soto, School District, GO UT, AGM,
5.25%, 9/01/20, Callable 9/01/15	1,325,000	1,457,314
5.25%, 9/01/23, Callable 9/01/15	1,000,000	1,088,430
Johnson County Unified School District No. 232 De Soto, School District, GO UT, NATL-RE, 5.00%, 3/01/15	600,000	646,266
Johnson County Unified School District No. 232 De Soto, School District, GO UT, NATL-RE FGIC, 4.35%, 9/01/14, Pre-Refunded 9/01/13 @100	600,000	614,196
Johnson County Unified School District No. 233 Olathe, School District, GO UT, NATL-RE FGIC, 5.50%, 9/01/14	325,000	351,325
Johnson County Unified School District No. 512 Shawnee Mission, School District, GO UT, 4.25%, 10/01/23, Pre-Refunded 10/01/14 @100	1,000,000	1,066,040
Johnson County Water District No. 1, Water, Revenue Bonds,
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,579,781
4.50%, 7/01/22, Callable 1/01/20	500,000	589,065
3.50%, 1/01/27, Callable 1/01/20	475,000	514,985
3.25%, 12/01/30, Callable 12/01/17	2,505,000	2,567,976
Kansas Development Finance Authority, Development, Revenue Bonds,
4.00%, 6/01/17	695,000	771,756
4.00%, 10/01/20	250,000	279,858
4.00%, 11/01/27, Callable 11/01/19	765,000	840,222
3.00%, 8/01/28, Callable 8/01/20	1,000,000	1,003,340
4.00%, 11/01/28, Callable 11/01/19	550,000	601,931
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,336,206
3.25%, 5/01/29, Callable 5/01/20	1,000,000	1,023,330
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,336,473
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,795,175
3.13%, 8/01/31, Callable 8/01/20	500,000	501,160
Kansas Development Finance Authority, Facilities, Revenue Bonds,
5.00%, 10/01/22, Callable 10/01/15	1,140,000	1,243,159
3.38%, 5/01/24, Callable 5/01/20	395,000	415,339
Kansas Development Finance Authority, Facilities, Revenue Bonds, AMBAC,
5.00%, 10/01/13, Callable 3/04/13 (a)	500,000	501,645
5.25%, 10/01/17, Callable 3/04/13 (a)	135,000	135,390
Kansas Development Finance Authority, Facilities, Revenue Bonds, FGIC,

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4% (continued)
5.00%, 4/01/13	150,000	150,328
5.00%, 4/01/18, Pre-Refunded 4/01/14 @101	130,000	138,416
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	118,469
5.25%, 11/01/28, Callable 11/01/18	255,000	304,292
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE,
5.00%, 5/01/13	500,000	505,765
5.00%, 5/01/16, Callable 5/01/15	205,000	224,739
5.25%, 5/01/16, Callable 3/04/13	1,275,000	1,279,373
5.25%, 11/01/21, Callable 11/01/17	250,000	293,978
5.25%, 11/01/26, Callable 11/01/17	1,200,000	1,406,280
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE FGIC,
5.00%, 4/01/15	250,000	272,560
5.00%, 4/01/17, Callable 4/01/14	595,000	630,004
5.00%, 4/01/18, Callable 4/01/14	370,000	391,323
5.00%, 4/01/20, Callable 4/01/14	515,000	544,061
Kansas Development Finance Authority, Revenue Bonds,
5.00%, 7/01/31, Callable 7/01/17	2,000,000	2,195,920
4.75%, 9/01/34, Callable 9/01/19	200,000	222,624
Kansas Development Finance Authority, Higher Education, Revenue Bonds,
5.00%, 6/01/15, Callable 6/01/14	930,000	981,513
4.00%, 3/01/16	700,000	768,516
5.00%, 6/01/18, Callable 6/01/14	1,000,000	1,050,900
5.00%, 6/01/21, Callable 6/01/14	1,235,000	1,292,020
4.00%, 4/01/24, Callable 4/01/20	230,000	247,160
5.00%, 6/01/28, Callable 6/01/15	2,475,000	2,655,452
5.00%, 4/01/29, Callable 4/01/20	650,000	739,862
Kansas Development Finance Authority, Higher Education, Revenue Bonds, AMBAC,
5.25%, 8/01/19, Pre-Refunded 8/01/13 @100 (a)	145,000	148,532
5.25%, 8/01/19, Pre-Refunded 8/01/13 @100 (a)	265,000	271,522
5.00%, 10/01/20, Pre-Refunded 4/01/13 @102 (a)	200,000	205,498
5.00%, 5/01/21, Callable 5/01/15 (a)	2,090,000	2,269,740
5.00%, 10/01/21, Callable 4/01/13 (a)	205,000	210,129
5.00%, 10/01/21, Pre-Refunded 4/01/13 @102 (a)	2,545,000	2,614,733
Kansas Development Finance Authority, Higher Education, Revenue Bonds, NATL-RE, 4.25%, 4/01/27, Callable 4/01/15	200,000	211,094
Kansas Development Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.00%, 2/01/26, Callable 2/01/16	2,000,000	2,228,720
Kansas Development Finance Authority, Medical, Revenue Bonds,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,526,876
5.00%, 11/15/22, Callable 11/15/15	500,000	540,320
5.00%, 11/15/22, Callable 11/15/17	260,000	296,257
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,170,300
5.00%, 11/15/24, Callable 11/15/17	1,000,000	1,135,040
5.25%, 1/01/25, Callable 1/01/20	1,500,000	1,743,570
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,645,230
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,084,730
5.50%, 11/15/29, Callable 11/15/19	1,275,000	1,489,544
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,124,540
5.25%, 11/15/30, Callable 11/15/19	250,000	273,498
5.00%, 11/15/32, Callable 5/15/22	1,000,000	1,160,880
5.00%, 5/15/35, Callable 5/15/19	330,000	356,120
Kansas Development Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.00%, 11/15/27, Callable 11/15/17	1,875,000	2,013,019
Kansas Development Finance Authority, Nursing Homes, Revenue Bonds, GNMA, 5.35%, 5/20/23, Callable 5/20/13	1,000,000	1,055,830
Kansas Development Finance Authority, Transportation, Revenue Bonds,
5.00%, 10/01/14	350,000	377,146
5.00%, 10/01/16	1,585,000	1,824,335
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,510,894
4.63%, 10/01/26, Callable 10/01/18	300,000	342,942
Kansas Development Finance Authority, Transportation, Revenue Bonds, NATL-RE FGIC,
5.00%, 11/01/20, Callable 11/01/16	950,000	1,089,849
5.00%, 11/01/21, Callable 11/01/16	500,000	572,415

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4% (continued)
5.00%, 11/01/22, Callable 11/01/16	200,000	228,966
5.00%, 11/01/23, Callable 11/01/16	1,250,000	1,430,050
5.00%, 11/01/25, Callable 11/01/16	1,000,000	1,144,040
4.38%, 11/01/26, Callable 11/01/16	650,000	711,724
Kansas Development Finance Authority, Water, Revenue Bonds,
5.50%, 11/01/15	200,000	227,050
3.13%, 4/01/21, Callable 4/01/17	1,500,000	1,584,150
3.25%, 4/01/23, Callable 4/01/17	1,795,000	1,878,898
5.00%, 4/01/23, Pre-Refunded 4/01/14 @100	1,860,000	1,961,872
4.00%, 3/01/24, Callable 3/01/19	165,000	183,879
5.00%, 11/01/24, Callable 11/01/13	1,000,000	1,030,710
4.00%, 3/01/27, Callable 3/01/19	775,000	843,293
6.00%, 4/01/27, Pre-Refunded 4/01/13 @100	2,000,000	2,000,250
5.00%, 11/01/28, Callable 11/01/13	100,000	102,770
Kansas Independent College Finance Authority, Higher Education, Revenue Bonds, 3.95%, 10/01/21, Callable 10/01/16	500,000	514,915
Kansas Power Pool, Power, Revenue Bonds,
3.00%, 8/01/23, Callable 8/01/21	250,000	246,013
5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,086,840
Kansas Power Pool, Utilities, Revenue Bonds, 5.00%, 12/01/23, Callable 12/01/22	200,000	231,040
Kansas Rural Water Finance Authority, Water, Revenue Bonds,
3.75%, 9/01/30, Callable 3/01/21	250,000	254,358
4.10%, 9/01/34, Callable 3/01/21	270,000	279,188
Kansas State Department of Transportation, Transportation, Revenue Bonds,
5.50%, 9/01/14	1,000,000	1,081,500
5.00%, 3/01/20, Pre-Refunded 3/01/14 @100	1,220,000	1,282,684
4.30%, 9/01/21, Callable 9/01/18	575,000	668,437
5.00%, 9/01/22, Callable 9/01/18	4,615,000	5,532,693
5.00%, 9/01/23, Callable 9/01/18	2,070,000	2,437,694
5.00%, 9/01/24, Callable 9/01/18	1,335,000	1,594,110
Kansas Turnpike Authority, Transportation, Revenue Bonds,
4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,106,520
3.00%, 9/01/27, Callable 9/01/20	1,000,000	1,007,420
3.50%, 9/01/27, Callable 9/01/20	125,000	133,306
Kansas Turnpike Authority, Transportation, Revenue Bonds, AGM, 5.00%, 9/01/20, Pre-Refunded 9/01/14 @101	500,000	541,810
La Cygne Public Building Commission, Facilities, Revenue Bonds, 5.00%, 11/01/29, Callable 11/01/19	375,000	416,809
Leavenworth County Unified School District No. 453, School District, GO UT, AGM,
5.25%, 9/01/23, Callable 9/01/19	500,000	594,855
4.75%, 3/01/25, Callable 9/01/19	535,000	613,463
Leavenworth County Unified School District No. 458, School District, GO UT,
5.25%, 9/01/28, Pre-Refunded 9/01/19 @100	1,250,000	1,573,500
5.00%, 9/01/29, Callable 9/01/19	395,000	440,050
5.00%, 9/01/30, Callable 9/01/19	215,000	238,846
Leavenworth County Unified School District No. 464, School District, GO UT, NATL-RE, 5.00%, 9/01/25, Pre-Refunded 9/01/15 @100	1,380,000	1,540,770
Leavenworth County Unified School District No. 464, School District, GO UT, NATL-RE FGIC, 4.10%, 9/01/25, Callable 9/01/17	405,000	440,316
Leavenworth County Unified School District No. 469, School District, GO UT, 4.00%, 9/01/28, Callable 9/01/22	1,000,000	1,082,650
Leavenworth County Unified School District No. 469, School District, GO UT, FGIC, 5.00%, 9/01/24, Pre-Refunded 9/01/15 @100	2,400,000	2,679,600
Lyon County Public Building Commission, Facilities, Revenue Bonds, 4.00%, 12/01/21, Callable 12/01/18	500,000	539,265
Maize Public Building Commission, Revenue Bonds, 5.20%, 5/01/31, Callable 5/01/16	1,000,000	1,068,330
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGC, 4.50%, 12/01/31, Callable 12/01/17	20,000	21,355
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGM, 4.63%, 12/01/38, Callable 12/01/17	820,000	871,422
Miami County Unified School District No. 367 Osawatomie, School District, GO UT, AGM, 5.00%, 9/01/25, Pre-Refunded 9/01/15 @100	1,310,000	1,462,615
Miami County Unified School District No. 416 Louisburg, School District, GO UT, NATL-RE,
4.00%, 9/01/15	900,000	958,671

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4% (continued)
5.00%, 9/01/20, Pre-Refunded 9/01/16 @100	1,235,000	1,424,387
Mitchell County Public Building Commission, Medical, Revenue Bonds, AGM, 4.50%, 3/01/28, Callable 3/01/18	430,000	472,660
Neosho County Unified School District No. 413, School District, GO UT, AGM, 4.00%, 9/01/32, Callable 9/01/23	1,000,000	1,061,110
Overland Park Transportation Development District, Transportation, Revenue Bonds, 5.90%, 4/01/32, Callable 4/01/20	1,000,000	1,095,660
Pawnee County Public Building Commission, Medical, Revenue Bonds,
4.00%, 2/15/31, Callable 2/15/22	495,000	515,958
4.40%, 2/15/36, Callable 2/15/22	500,000	521,185
Pratt County Public Building Commission, Revenue Bonds,
3.13%, 12/01/28, Callable 12/01/17	1,530,000	1,512,053
3.25%, 12/01/32, Callable 12/01/17	1,150,000	1,135,050
3.50%, 12/01/32, Callable 12/01/17	2,000,000	2,014,080
Puerto Rico Electric Power Authority, Power, Revenue Bonds, NATL-RE, 5.00%, 7/01/19	1,000,000	1,071,740
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGC, 5.25%, 7/01/36	385,000	409,182
Puerto Rico Highway & Transportation Authority, Transportation, Revenue Bonds, AGM, 5.50%, 7/01/22	630,000	709,235
Reno County Unified School District No. 308 Hutchinson, School District, GO UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,134,360
5.00%, 9/01/25, Pre-Refunded 9/01/17 @100	200,000	238,234
Rice County Unified School District No. 376 Sterling, School District, GO UT, AGM, 5.25%, 9/01/35, Callable 9/01/19	500,000	581,530
Rice County Unified School District No. 444, School District, GO UT, 5.08%, 9/01/14, Callable 3/04/13	325,000	326,229
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO UT,
5.00%, 9/01/23, Callable 9/01/19	1,000,000	1,215,470
5.00%, 9/01/27, Callable 9/01/18	1,350,000	1,583,523
Sedgwick County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 8/01/15, Pre-Refunded 8/01/14 @100	500,000	527,845
5.00%, 8/01/23, Callable 8/01/18	390,000	458,515
5.00%, 8/01/24, Callable 8/01/18	100,000	117,511
4.13%, 8/01/26, Callable 8/01/16	500,000	537,910
5.25%, 8/01/26, Callable 8/01/18	180,000	213,559
5.25%, 8/01/28, Callable 8/01/18	800,000	948,232
Sedgwick County Public Building Commission, Revenue Bonds, 4.00%, 8/01/30, Callable 8/01/21	415,000	451,084
Sedgwick County Unified School District No. 259 Wichita, School District, GO UT,
5.00%, 10/01/20, Callable 10/01/18	150,000	179,352
5.00%, 10/01/21, Callable 10/01/18	1,000,000	1,189,680
Sedgwick County Unified School District No. 261 Haysville, School District, GO UT, AGM,
4.00%, 11/01/13	500,000	513,340
5.00%, 11/01/19, Callable 11/01/17	1,000,000	1,149,120
5.00%, 11/01/23, Callable 11/01/17	200,000	222,870
Sedgwick County Unified School District No. 262 Valley Center, School District, GO UT, AGM, 5.00%, 9/01/24, Callable 9/01/18	745,000	843,377
Sedgwick County Unified School District No. 265 Goddard, School District, GO UT, AGC,
4.50%, 10/01/23, Callable 10/01/18	100,000	110,874
4.50%, 10/01/24, Callable 10/01/18	250,000	276,350
Sedgwick County Unified School District No. 266 Maize, School District, GO UT, NATL-RE,
5.00%, 9/01/16	150,000	169,985
5.00%, 9/01/17	100,000	116,275
5.00%, 9/01/19, Callable 9/01/17	500,000	569,210
Shawne County Unified School District No. 437 Auburn - Washburn, School District, GO UT,
3.95%, 9/01/27, Callable 9/01/20	795,000	904,615
3.95%, 9/01/28, Callable 9/01/20	825,000	935,030
Shawne County Unified School District No. 501 Topeka, School District, GO UT, AGM, 5.00%, 8/01/13	1,000,000	1,023,390
Shawnee County Unified School District No. 450 Shawnee Heights, School District, GO UT, AGM, 4.25%, 9/01/21, Callable 9/01/15	580,000	608,826
Topeka Public Building Commission, Facilities, Revenue Bonds, NATL-RE,
5.00%, 6/01/13	1,140,000	1,156,416
5.00%, 6/01/27, Callable 6/01/18	2,355,000	2,751,017

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 96.4% (continued)
University of Kansas Hospital Authority, Medical, Revenue Bonds, 5.00%, 9/01/21, Callable 9/01/16	1,075,000	1,197,829
Wyandotte County Unified School District No. 202 Turner, School District, GO UT, AMBAC, 5.00%, 9/01/13 (a)	1,000,000	1,025,270
Wyandotte County Unified School District No. 204 Bonner Springs-Edwardsville, School District, GO UT,
NATL-RE FGIC,
5.00%, 9/01/24, Callable 9/01/15	470,000	508,004
5.00%, 9/01/24, Pre-Refunded 9/01/15 @100	530,000	591,745
Wyandotte County Unified School District No. 500 Kansas City, School District, GO UT, AGM, 5.25%, 9/01/15, Pre-Refunded 9/01/13 @102	1,000,000	1,048,780
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	925,184
Wyandotte County-Kansas City Unified Government Utility System Revenue, Utilities, Revenue Bonds, 5.00%, 9/01/32, Callable 9/01/22	750,000	867,907
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	1,019,987
Wyandotte County-Kansas City Unified Government, Facilities, Revenue Bonds, NATL-RE, 6.00%, 5/01/15, Callable 3/04/13	1,975,000	1,982,011
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,193,110
4.00%, 8/01/30, Callable 8/01/20	500,000	545,220
Wyandotte County-Kansas City Unified Government, Multi-Family Housing, Revenue Bonds, 4.75%, 8/01/34, Callable 3/01/13, Putable 8/01/14 @ 100 †	2,280,000	2,318,099
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
4.60%, 10/01/16	130,000	131,212
5.00%, 12/01/21, Callable 6/01/16	735,000	764,106
4.88%, 10/01/28, Callable 10/01/16	475,000	470,098
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds,
4.25%, 9/01/23, Callable 3/01/20	500,000	545,210
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,500,525
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds, AGM, 5.00%, 9/01/24, Pre-Refunded 9/01/14 @100	470,000	504,620
Total Municipal Bonds (Cost $284,499,414)		302,687,576

	Shares
Short-Term Investments — 2.5%
Money Market Funds — 2.5%
BMO Tax-Free Money Market Fund, Class I, 0.08% (b)	2,000,000	2,000,000
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (b)	5,679,797	5,679,797
Total Short-Term Investments (Cost $7,679,797)		7,679,797

Total Investments (Cost $292,179,211(c)) — 98.9%		$310,367,373

Other assets in excess of liabilities — 1.1%		3,477,887

NET ASSETS — 100.0%		$313,845,260

† Variable or floating rate security.  The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 1/31/13.

(a) This bond is covered by insurance issued by Ambac Assured Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interests on these bonds when they fall due is not known at this time.

(b) Represents the 7 day yield at 1/31/13.

(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2013 (Unaudited)

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
COP — Certificate of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
UT — Unlimited Tax
XLCA — Insured by XL Capital Assurance

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$302,687,576	$-	$302,687,576
Short-Term Investments	7,679,797	-	-	7,679,797
Total Investments	$7,679,797	$302,687,576	$-	$310,367,373

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	January 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 14.8%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	1,108,992	1,116,054
Ally Master Owner Trust, Series 2011-4, Class A2, 1.54%, 9/15/16	500,000	506,257
American Express Credit Account Master Trust, Series 2012-4, Class A, 0.45%, 5/15/20	850,000	853,693
Demand Date 2/15/13 † (a)
ARI Fleet Lease Trust 2010-A, Series 2012-B, Class A, 0.51%, 1/15/21, Demand Date, 2/15/15 † (a) (c)	871,453	871,932
Avis Budget Rental Car Funding (AESOP) LLC, Series 2011-2A, Class A, 2.37%, 11/20/14 (c)	1,000,000	1,023,929
CAL Funding II Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27, Callable 10/25/14 (c)	560,625	577,190
Cards II Trust, Series 2012-4A, Class A, 0.66%, 9/15/17, Demand Date 2/15/15 † (a) (c) (d)	1,500,000	1,500,000
Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.84%, 8/15/16	750,000	753,656
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.76%, 3/25/27	9,306	8,135
Demand Date 2/25/13 † (a)
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3, 0.77%, 1/15/16	1,000,000	1,004,442
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 2.03%, 2/25/33, Callable 4/25/27 †	19,413	19,432
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2B, 0.49%, 8/25/33	13,510	11,414
Demand Date 2/25/13 † (a)
SLM Student Loan Trust,
Series 2010-1, Class A, 0.60%, 3/25/25, Demand Date 2/25/13 † (a)	1,175,058	1,177,714
Series 2011-2, Class A1, 0.80%, 11/25/27, Demand Date 2/25/13 † (a)	715,704	721,101
Toyota Auto Receivables Owner Trust, Series 2012-B, Class A3, 0.46%, 7/15/16	1,000,000	999,388
Total Asset-Backed Securities (Cost $11,104,438)		11,144,337

Collateralized Mortgage Obligations — 10.6%
Bank of America Mortgage Securities, Inc., Series 2002-G, Class 2A1, 2.70%, 7/20/32, Callable 2/20/13 †	673	609
Fannie Mae REMICS,
Series 1993-9, Class FB, 1.62%, 1/25/23, Demand Date 2/25/13 † (a)	984,007	1,012,981
Series 1999-53, Class FA, 0.70%, 10/25/19, Demand Date 2/25/13 † (a)	664,597	671,252
Series 2002-62, Class FP, 1.40%, 11/25/32, Demand Date 2/25/13 † (a)	1,387,422	1,424,163
Freddie Mac REMICS,
Series 1689, Class F, 0.90%, 3/15/24, Demand Date 2/15/13 † (a)	685,863	693,666
Series 1689, Class FG, 0.90%, 3/15/24, Demand Date 2/15/13 † (a)	272,211	275,308
Series 2649, Class FU, 0.76%, 7/15/33, Demand Date 2/15/13 † (a)	556,162	561,753
Series 3371, Class FA, 0.81%, 9/15/37, Demand Date 2/15/13 † (a)	1,445,775	1,460,280
Government National Mortgage Association, Series 2011-20, Class A, 1.88%, 4/16/32	175,539	178,172
GSR Mortgage Loan Trust, Series 2004-4, Class B1, 2.72%, 4/25/32, Callable 2/25/13 †	1,177,061	190,472
Sequoia Mortgage Trust,
Series 2012-1, Class 2A1, 3.47%, 1/25/42, Callable 11/25/16 †	338,777	349,519
Series 2012-2, Class A2, 3.50%, 4/25/42 †	605,540	622,736
Series 2013-1, Class 1A1, 1.45%, 2/25/43, Callable 4/25/23 † (d)	450,000	450,000
Wells Fargo Mortgage Backed Securities Trust, Series 2004-2, Class A1, 5.00%, 2/25/19, Callable 2/25/13	102,746	105,101
Total Collateralized Mortgage Obligations (Cost $8,910,307)		7,996,012

Commercial Mortgage-Backed Securities — 1.7%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, 5.42%, 5/15/36 †	1,200,000	1,251,071
Total Commercial Mortgage-Backed Securities (Cost $1,260,829)		1,251,071

Corporate Bonds — 55.9%
Consumer Discretionary — 6.5%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	525,000	526,333
Comcast Corp., 5.30%, 1/15/14	750,000	783,766
Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.75%, 5/07/20	1,000,000	1,082,500
Heineken NV,
0.80%, 10/01/15 (b) (c)	550,000	550,938
1.40%, 10/01/17 (b) (c)	400,000	397,188
Macy's Retail Holdings, Inc., 7.88%, 7/15/15	650,000	756,521
Time Warner Cable, Inc., 7.50%, 4/01/14	750,000	808,173
		4,905,419

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	January 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 55.9% (continued)
Consumer Staples — 4.3%
Costco Wholesale Corp., 0.65%, 12/07/15	850,000	853,949
Kellogg Co., 1.13%, 5/15/15	850,000	859,209
Procter & Gamble Co. (The), 3.15%, 9/01/15	500,000	533,316
Walgreen Co., 1.80%, 9/15/17	1,000,000	1,003,658
		3,250,132

Energy — 7.4%
BP Capital Markets PLC, 3.88%, 3/10/15 (b)	775,000	825,716
Enterprise Products Operating LLC, 1.25%, 8/13/15	500,000	504,167
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	750,000	776,739
Petrobras International Finance Co., 3.88%, 1/27/16 (b)	1,000,000	1,052,312
Petrohawk Energy Corp., 7.25%, 8/15/18, Callable 8/15/14	850,000	958,503
Total Capital International SA, 1.50%, 2/17/17 (b)	750,000	759,217
TransCanada PipeLines Ltd., 0.88%, 3/02/15 (b)	650,000	653,479
		5,530,133

Financials — 21.4%
American Express Credit Corp., 1.75%, 6/12/15	850,000	866,280
American International Group, Inc., 4.25%, 9/15/14	650,000	684,854
Bank of America Corp., 7.38%, 5/15/14	650,000	701,291
Bank of New York Mellon Corp. (The), 1.20%, 2/20/15, Callable 1/20/15	650,000	657,773
BB&T Corp. 2.15%, 3/22/17, Callable 2/22/17	750,000	772,146
Berkshire Hathaway Finance Corp., 1.60%, 5/15/17	800,000	809,048
Capital One Financial Corp., 1.00%, 11/06/15	800,000	797,078
Caterpillar Financial Services Corp., 1.10%, 5/29/15	700,000	708,444
Citigroup, Inc., 5.50%, 10/15/14	1,000,000	1,071,630
Ford Motor Credit Co. LLC, 3.88%, 1/15/15	650,000	675,843
General Electric Capital Corp.,
0.94%, 4/07/14, Demand Date 4/8/13 † (a)	1,100,000	1,107,128
2.30%, 4/27/17	1,000,000	1,031,106
JPMorgan Chase & Co., 1.06%, 5/02/14, Demand Date 3/15/13 † (a)	1,000,000	1,008,358
KeyBank NA, 1.65%, 2/01/18	850,000	854,513
Morgan Stanley, 0.61%, 1/09/14, Demand Date 4/9/13 † (a)	500,000	498,028
NASDAQ OMX Group, Inc. (The), 5.25%, 1/16/18	335,000	369,797
Rio Tinto Finance USA PLC, 1.63%, 8/21/17, Callable 7/21/17 (b)	700,000	702,386
Royal Bank of Canada, 0.80%, 10/30/15 (b)	750,000	751,317
Toyota Motor Credit Corp., 1.00%, 2/17/15	1,000,000	1,008,376
Wells Fargo & Co., 1.25%, 2/13/15	1,000,000	1,010,318
		16,085,714

Health Care — 6.4%
AbbVie, Inc., 1.20%, 11/06/15 (c)	1,180,000	1,186,869
Genzyme Corp., 3.63%, 6/15/15	1,000,000	1,071,176
McKesson Corp., 0.95%, 12/04/15	725,000	727,326
Mylan, Inc., 7.63%, 7/15/17, Callable 7/15/14 (c)	875,000	979,580
UnitedHealth Group, Inc., 0.85%, 10/15/15	500,000	501,757
Watson Pharmaceuticals, Inc., 1.88%, 10/01/17	335,000	336,607
		4,803,315

Industrials — 0.8%
United Technologies Corp., 1.20%, 6/01/15	600,000	609,195

Information Technology — 3.4%
Hewlett-Packard Co., 3.00%, 9/15/16	1,000,000	1,016,141
Intel Corp., 1.35%, 12/15/17	800,000	798,235

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	January 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 55.9% (continued)
Information Technology — 3.4% (continued)
Xerox Corp., 1.71%, 9/13/13, Demand Date 3/13/13 † (a)	750,000	753,515
		2,567,891

Materials — 1.1%
Ball Corp., 7.38%, 9/01/19, Callable 9/01/14	750,000	834,375

Telecommunication Services — 3.4%
AT&T, Inc., 0.80%, 12/01/15	800,000	800,333
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/01/14	750,000	784,585
Verizon Communications, Inc., 5.25%, 4/15/13	1,000,000	1,009,554
		2,594,472

Utilities — 1.2%
MidAmerican Energy Holdings Co., 5.00%, 2/15/14	850,000	887,660
Total Corporate Bonds (Cost $41,573,978)		42,068,306

Taxable Municipal Bonds — 1.5%
California — 1.1%
State of California, 5.65%, 4/01/19, Demand Date 4/1/13 † (a)	800,000	806,382

Pennsylvania — 0.4%
Pennsylvania Higher Education Assistance Agency, 0.75%, 9/01/43, Callable 2/12/13 † (d) (e)	400,000	352,800
Total Taxable Municipal Bonds (Cost $1,206,383)		1,159,182

U.S. Government Agency Pass-Through Securities — 13.9%
Federal Home Loan Mortgage Corporation — 3.1%
3.50%, Pool #J13795, 12/01/25	352,996	371,542
4.00%, Pool #J15482, 5/01/26	731,286	774,478
3.50%, Pool #E03083, 3/01/27	477,577	509,683
5.50%, Pool #G01938, 9/01/35	626,325	681,013
		2,336,716

Federal National Mortgage Association — 8.1%
5.14%, Pool #873277, 1/01/16	464,841	506,717
2.69%, Pool #466236, 10/01/17	771,792	821,330
5.00%, Pool #981257, 5/01/23	529,765	572,064
4.50%, Pool #AL0802, 4/01/25	321,555	350,696
3.50%, Pool #AE3066, 9/01/25	769,403	814,366
3.50%, Pool #AH0969, 12/01/25	410,320	434,299
3.50%, Pool #AH9377, 4/01/26	241,638	255,759
3.50%, Pool #AB3298, 7/01/26	261,996	277,306
3.00%, Pool #AB4998, 4/01/27	1,220,533	1,284,038
5.50%, Pool #725598, 7/01/34	690,494	754,563
		6,071,138

Government National Mortgage Association — 2.7%
6.50%, Pool #781931, 5/15/35	1,290,477	1,470,585
6.00%, Pool #677226, 8/15/38	495,383	559,472
		2,030,057

Small Business Administration — 0.0% (f)
4.48%, Pool #502966, 5/25/15, Demand Date 4/1/13 † (a)	5,169	5,185
Total U.S. Government Agency Pass-Through Securities (Cost $10,385,051)		10,443,096

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	January 31, 2013 (Unaudited)

	Shares or Principal ($)
Short-Term Investments — 2.3%
Money Market Fund — 2.3%
Dreyfus Cash Management, Institutional Shares, 0.05% (g)	1,696,548	1,696,548
Total Short-Term Investments (Cost $1,696,548)		1,696,548

Total Investments (Cost $76,137,534(h)) — 100.7%		$75,758,552

Liabilities in excess of other assets — (0.7)%		(526,160)

NET ASSETS — 100.0%		$75,232,392

† Variable or floating rate security.  The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 1/31/13.

(a) The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date.  The demand date, and not the stated maturity date, is the dated used to determine the average maturity for the Fund.

(b) Foreign security incorporated outside the United States.

(c) Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $7,087,626, or 9.42% of net assets.

(d) Security is valued in good faith under the procedures established by the Board of Trustees.  The aggregate amount of the securities fair value is $2,302,800, which represents 3.1% of net assets.

(e) Auction Rate Security (ARS) sold through a dutch auction at an interest rate that will clear the market at the lowest yield possible.  Beginning in 2008, the auctions for these securities failed and there have been no successful auctions since that time. This security is considered illiquid, the total value of which is $352,800, or 0.4% of net assets.

(f) Amount rounds to less than 0.05%.

(g) Represents the 7 day yield at 1/31/13.

(h) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
REMIC — Real Estate Mortgage Investment Conduit

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Statements.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$9,644,337	$1,500,000	$11,144,337
Collateralized Mortgage Obligations	-	7,546,012	450,000	7,996,012
Commercial Mortgage-Backed Securities		1,251,071		1,251,071
Corporate Bonds	-	42,068,306	-	42,068,306
Taxable Municipal Bonds	-	806,382	352,800	1,159,182
U.S. Government Agencies	-	10,443,096	-	10,443,096
Short-Term Investments	1,696,548			1,696,548
Total Investments	$1,696,548	$71,759,204	$2,302,800	$75,758,552

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of October 31, 2012	$352,800
Purchases	450,000
Change in valuation method from Level 2 to Level 3	1,500,000
Balance as of January 31, 2013	$2,302,800

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	January 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Collateralized Mortgage Obligations — 0.9%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.74%, 6/25/34, Callable 8/25/18 †	54,726	54,308
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.72%, 4/25/24, Demand Date 2/25/13 † (a)	57,730	59,525
Series 2002-44, Class FJ, 1.20%, 4/25/32, Demand Date 2/25/13 † (a)	64,720	66,434
Series 2002-60, Class FV, 1.20%, 4/25/32, Demand Date 2/25/13 † (a)	48,769	49,876
Series 2002-66, Class FG, 1.20%, 9/25/32, Demand Date 2/25/13 † (a)	57,508	58,821
Series 2002-69, Class FA, 1.20%, 10/25/32 , Demand Date 2/25/13 † (a)	51,244	52,406
Series 2003-106, Class FA, 1.10%, 11/25/33, Demand Date 2/25/13 † (a)	31,316	31,971
Series 2007-88, Class FW, 0.75%, 9/25/37, Demand Date 2/25/13 † (a)	52,747	53,463
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 10/25/19	85,171	100,763
Freddie Mac REMICS, Series 1382, Class KA, 1.40%, 10/15/22, Demand Date 2/15/13 † (a)	53,664	53,721
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.65%, 3/25/18, Demand Date 2/25/13 † (a)	48,697	47,433
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.12%, 3/25/33, Callable 2/25/13 †	70,768	71,623
Total Collateralized Mortgage Obligations (Cost $684,989)		700,344

Commercial Mortgage-Backed Securities — 1.0%
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	320,000	365,804
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.75%, 6/10/46 †	200,000	226,790
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	170,000	181,227
Total Commercial Mortgage-Backed Securities (Cost $701,064)		773,821

Corporate Bonds — 42.6%
Consumer Discretionary — 6.4%
Anheuser-Busch InBev Worldwide, Inc., 4.13%, 1/15/15	640,000	682,451
Constellation Brands, Inc., 7.25%, 5/15/17	660,000	764,775
Hanesbrands, Inc., 8.00%, 12/15/16, Callable 12/15/13	274,000	299,687
Limited Brands, Inc., 6.63%, 4/01/21	650,000	742,625
Macy's Retail Holdings, Inc., 7.88%, 7/15/15	294,000	342,180
Royal Caribbean Cruises, Ltd., 6.88%, 12/01/13 (b)	675,000	705,375
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19, Callable 11/15/15	500,000	555,000
Yum! Brands, Inc., 6.25%, 3/15/18	575,000	690,461
		4,782,554

Consumer Staples — 0.5%
CVS Caremark Corp., 5.75%, 6/01/17	293,000	346,849

Energy — 4.4%
BP Capital Markets PLC, 3.13%, 10/01/15 (b)	425,000	450,505
Denbury Resources, Inc., 8.25%, 2/15/20, Callable 2/15/15	500,000	560,000
Kinder Morgan Energy Partners LP, 6.00%, 2/01/17	650,000	752,260
Peabody Energy Corp., 7.38%, 11/01/16	625,000	715,625
Petrobras International Finance Co., 3.88%, 1/27/16 (b)	500,000	526,156
Tesoro Corp., 4.25%, 10/01/17, Callable 9/01/17	275,000	286,344
		3,290,890

Financials — 17.9%
American Express Credit Corp., 2.38%, 3/24/17	725,000	752,504
Bank of America Corp., 6.50%, 8/01/16	750,000	867,883
Bear Stearns Cos. LLC (The), 7.25%, 2/01/18	625,000	777,134
Berkshire Hathaway Finance Corp., 1.60%, 5/15/17	725,000	733,200
Boston Properties LP, 5.63%, 11/15/20, Callable 8/15/20	650,000	768,537
Citigroup, Inc., 4.75%, 5/19/15	9,000	9,697
First Horizon National Corp., 5.38%, 12/15/15	660,000	722,301
General Electric Capital Corp., 6.75%, 3/15/32	650,000	823,579
Goldman Sachs Group, Inc. (The), 5.75%, 10/01/16	850,000	970,548

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	January 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 42.6% (continued)
Financials — 17.9% (continued)
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	790,000	789,247
Health Care REIT, Inc., 4.70%, 9/15/17	670,000	748,760
International Lease Finance Corp., 5.63%, 9/20/13	200,000	205,500
KeyBank NA, 4.95%, 9/15/15	725,000	792,808
Lazard Group LLC, 6.85%, 6/15/17	635,000	728,696
Morgan Stanley, 5.30%, 3/01/13	600,000	601,519
Regions Financial Corp., 7.75%, 11/10/14	660,000	731,775
SLM Corp., 3.88%, 9/10/15	265,000	275,868
Wells Fargo & Co., 5.63%, 12/11/17	800,000	948,150
Willis North America, Inc., 6.20%, 3/28/17	420,000	478,407
Zions Bancorporation, 7.75%, 9/23/14	675,000	739,624
		13,465,737

Industrials — 2.8%
Ball Corp., 5.00%, 3/15/22	665,000	708,225
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	650,000	721,540
Sealed Air Corp., 7.88%, 6/15/17, Callable 6/15/13	660,000	702,900
		2,132,665

Information Technology — 1.0%
Hewlett-Packard Co., 3.00%, 9/15/16	750,000	762,106

Materials — 2.9%
Dow Chemical Co. (The), 7.60%, 5/15/14	210,000	228,156
LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 (b)	575,000	636,813
NOVA Chemicals Corp., 8.63%, 11/01/19, Callable 11/01/14 (b)	400,000	458,000
Rock-Tenn Co., 4.45%, 3/01/19 (c)	280,000	299,761
Vale Overseas, Ltd., 6.25%, 1/23/17 (b)	500,000	572,639
		2,195,369

Telecommunication Services — 4.9%
America Movil SAB de CV, 5.63%, 11/15/17 (b)	550,000	654,644
CCO Holdings LLC, CCO Holdings Capital Corp., 7.88%, 4/30/18, Callable 4/30/13	625,000	671,094
Crown Castle International Corp., 7.13%, 11/01/19, Callable 11/01/14	660,000	736,725
CSC Holdings LLC, 8.63%, 2/15/19	600,000	724,500
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/01/16	350,000	371,274
Virgin Media Secured Finance PLC, 6.50%, 1/15/18, Callable 1/15/14 (b)	500,000	537,500
		3,695,737

Utilities — 1.8%
Calpine Corp., 7.25%, 10/15/17, Callable 10/15/13 (c)	607,000	646,455
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (c)	700,000	718,655
		1,365,110
Total Corporate Bonds (Cost $30,651,772)		32,037,017

Mortgage Derivatives - IO STRIPS — 0.1%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	300,861	38,381
Series 386, Class 2, 5.00%, 11/25/37 †	239,909	32,567
Total Mortgage Derivatives - IO STRIPS (Cost $131,268)		70,948

U.S. Government Agency Pass-Through Securities — 30.8%
Federal Home Loan Mortgage Corporation — 15.6%
1.00%, 9/29/17	2,000,000	2,011,832
3.75%, 3/27/19	2,000,000	2,290,818
6.00%, Pool #J01657, 4/01/21	63,377	70,032

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	January 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 30.8% (continued)
Federal Home Loan Mortgage Corporation — 15.6% (continued)
5.00%, Pool #G13255, 7/01/23	801,804	857,053
4.50%, Pool #E02698, 6/01/25	836,180	890,009
2.39%, Pool #846367, 4/01/29, Demand Date 8/01/13 † (a)	7,704	8,230
6.50%, Pool #C00742, 4/01/29	276,991	311,771
7.50%, Pool #G01548, 7/01/32	65,215	79,640
6.00%, Pool #G04457, 5/01/38	243,929	270,173
5.00%, Pool #A89640, 11/01/39	1,105,985	1,221,070
5.50%, Pool #G05903, 3/01/40	715,614	793,529
4.50%, Pool #C03517, 9/01/40	1,235,485	1,319,571
3.50%, Pool #Q08998, 6/01/42	1,559,386	1,644,212
		11,767,940

Federal National Mortgage Association — 13.0%
4.00%, Pool #AE0375, 7/01/25	788,578	842,299
3.00%, Pool #AJ9355, 1/01/27	1,604,296	1,686,766
3.00%, Pool #AK6784, 3/01/27	1,344,627	1,414,589
4.50%, Pool #MA0776, 6/01/31	718,287	775,262
2.13%, Pool #708318, 6/01/33, Demand Date 6/01/13 † (a)	56,065	58,607
2.50%, Pool #759385, 1/01/34, Demand Date 12/01/13 † (a)	95,919	102,529
2.29%, Pool #776486, 3/01/34, Demand Date 3/01/13 † (a)	84,028	89,323
2.76%, Pool #791523, 7/01/34, Demand Date 7/01/13 † (a)	96,781	102,670
2.14%, Pool #810896, 1/01/35, Demand Date 5/01/13 † (a)	522,131	554,710
5.00%, Pool #735580, 6/01/35	759,557	826,633
5.50%, Pool #AD0110, 4/01/36	438,566	493,101
7.00%, Pool #979909, 5/01/38	80,819	95,827
6.00%, Pool #AD4941, 6/01/40	287,112	315,636
4.00%, Pool #AE0949, 2/01/41	1,038,320	1,104,972
2.38%, 7/28/15	1,250,000	1,312,955
		9,775,879

Government National Mortgage Association — 2.2%
6.50%, Pool #455165, 7/15/28	257,637	299,147
6.25%, Pool #724720, 4/20/40	54,534	62,298
4.00%, Pool #4853, 11/20/40	1,161,198	1,263,428
		1,624,873
Total U.S. Government Agency Pass-Through Securities (Cost $22,722,753)		23,168,692

U.S. Treasury Obligations — 21.9%
U.S. Treasury Bonds — 6.8%
3.88%, 8/15/40	3,135,000	3,610,150
3.00%, 5/15/42	1,565,000	1,522,207
		5,132,357

U.S. Treasury Notes — 15.1%
4.25%, 11/15/17	1,000,000	1,161,016
2.75%, 2/15/19	3,175,000	3,478,362
2.63%, 11/15/20	3,175,000	3,426,272
2.13%, 8/15/21	3,190,000	3,292,179
		11,357,829
Total U.S. Treasury Obligations (Cost $16,260,549)		16,490,186

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	January 31, 2013 (Unaudited)

	Shares	Value ($)
Short-Term Investments — 2.5%
Money Market Fund — 2.5%
Federated Government Obligations Fund, Institutional Shares, 0.01% (d)	1,877,378	1,877,378
Total Short-Term Investments (Cost $1,877,378)		1,877,378

Total Investments (Cost $73,029,773(e)) — 99.8%		$75,118,386

Other assets in excess of liabilities — 0.2%		146,670

NET ASSETS — 100.0%		$75,265,056

† Variable or floating rate security.  The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 1/31/13.

(a) The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is the date used to determine the average maturity for the fund.

(b) Foreign security incorporated outside the United States.

(c) Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $1,664,871, or 2.21% of net assets.

(d) Represents the 7 day yield at 1/31/13.

(e) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
IO — Interest Only
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Seperately Traded Registered Interest and Principal of Securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$-	$700,344	$-	$700,344
Commercial Mortgage-Backed Securities	-	773,821	-	773,821
Corporate Bonds	-	32,037,017	-	32,037,017
Mortgage Derivatives - IO STRIPS	-	70,948	-	70,948
U.S. Government Agencies	-	23,168,692	-	23,168,692
U.S. Treasury Obligations	-	16,940,186	-	16,940,186
Short-Term Investments	1,877,378	-	-	1,877,378
Total Investments	$1,877,378	$73,241,008	$-	$75,118,386

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	January 31, 2013 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 88.7%
U.S. Treasury Inflation-Indexed Bonds — 26.7%
2.00%, 1/15/26	18,291,454	23,723,157
2.38%, 1/15/27	10,892,581	14,813,910
1.75%, 1/15/28	3,000,516	3,828,472
3.63%, 4/15/28	13,125,776	20,550,044
2.50%, 1/15/29	6,964,555	9,797,172
2.13%, 2/15/40	1,599,030	2,285,614
2.13%, 2/15/41	9,826,758	14,148,232
0.75%, 2/15/42	14,317,091	15,213,025
		104,359,626

U.S. Treasury Inflation-Indexed Notes — 62.0%
1.88%, 7/15/15	20,834,528	22,904,959
0.13%, 4/15/16	82,586,977	87,690,605
0.13%, 4/15/17	17,882,726	19,258,856
1.88%, 7/15/19	12,746,570	15,544,837
1.13%, 1/15/21	43,293,027	50,706,958
0.63%, 7/15/21	5,772,153	6,546,435
0.13%, 7/15/22	22,849,210	24,707,490
0.13%, 1/15/23	14,165,210	15,199,936
		242,560,076
Total U.S. Treasury Inflation-Indexed Securities (Cost $341,295,044)		346,919,702

	Shares/ Principal ($)
Short-Term Investments — 10.1%
U.S. Treasury Bill — 6.9%
United States Treasury Bill, 0.01%, 02/07/13 (a)	27,000,000	26,999,796

Money Market Fund — 3.2%
Dreyfus Cash Management, Institutional Shares, 0.05% (b)	12,652,963	12,652,963
Total Short-Term Investments (Cost $39,652,759)		39,652,759

Total Investments (Cost $380,947,802(c)) — 98.8%		$386,572,461

Other assets in excess of liabilities — 1.2%		4,719,634

NET ASSETS — 100.0%		$391,292,095

(a) Each issue shows the rate of discount at purchase.

(b) Represents the 7 day yield at 1/31/13.

(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	January 31, 2013 (Unaudited)

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts — 0.1%
Futures Contracts Purchased — (0.1)%
25	March 2013 2-Year U.S. Treasury Note	5,510,547	(1,562)
82	March 2013 5-Year U.S. Treasury Note	10,146,219	(39,461)
125	March 2013 10-Year U.S. Treasury Note	16,410,156	(166,656)
127	March 2013 U.S. Treasury Bond	18,220,531	(13,094)
			(220,773)
Futures Contracts Sold— 0.2%
(121)	March 2013 Ultra Long Term U.S. Treasury Bond	(18,940,281)	691,297
			470,524

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$-	$346,919,702	$-	$346,919,702
Short-Term Investments	12,652,963	26,999,796	-	39,652,759
Total Investments	$12,652,963	$373,919,498	$-	$386,572,461

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$(220,773)	$-	$-	$(220,773)
Futures Contracts Sold	691,297	-	-	691,297
Total Other Financial Instruments	$470,524	$-	$-	$470,524

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 55.6%
Consumer Discretionary — 8.3%
Comcast Corp., Class A	3,650	138,992
G-III Apparel Group, Ltd. (a)	4,050	145,354
Macy's, Inc.	2,100	82,971
PVH Corp.	850	101,040
Sally Beauty Holdings, Inc. (a)	2,850	75,639
		543,996

Energy — 9.4%
Chevron Corp.	700	80,605
Devon Energy Corp.	550	31,455
Kinder Morgan, Inc.	5,400	202,284
Royal Dutch Shell PLC, Class A - ADR (b)	1,750	123,410
Schlumberger Ltd. (b)	2,300	179,515
		617,269

Financials — 9.7%
American International Group, Inc. (a)	3,050	115,381
Annaly Capital Management, Inc. - REIT	3,500	52,045
CreXus Investment Corp. - REIT	11,300	150,177
JPMorgan Chase & Co.	2,600	122,330
Morgan Stanley	2,550	58,268
PNC Financial Services Group, Inc.	1,000	61,800
U.S. Bancorp	2,300	76,130
		636,131

Health Care — 12.0%
Abbott Laboratories	3,000	101,640
AbbVie, Inc.	4,350	159,601
Gilead Sciences, Inc. (a)	2,500	98,625
Johnson & Johnson	2,300	170,016
Medtronic, Inc.	2,750	128,150
Merck & Co., Inc.	1,150	49,738
Pfizer, Inc.	2,150	58,652
Stemline Therapeutics, Inc. (a)	1,600	17,568
		783,990

Information Technology — 12.9%
Accenture PLC, Class A (b)	1,250	89,862
Apple, Inc.	630	286,845
Cognizant Technology Solutions Corp., Class A (a)	1,750	136,815
eBay, Inc. (a)	750	41,948
Google, Inc., Class A (a)	90	68,012
GT Advanced Technologies, Inc. (a)	5,450	17,222
Hewlett-Packard Co.	2,650	43,751
Intel Corp.	3,150	66,276
Marvell Technology Group, Ltd. (b)	3,400	31,450
Microsoft Corp.	1,150	31,591
Yahoo!, Inc. (a)	1,700	33,371
		847,143

Materials — 1.7%
Agnico-Eagle Mines, Ltd. (b)	900	41,247

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 55.6% (continued)
Freeport-McMoRan Copper & Gold, Inc.	2,050	72,263
		113,510

Telecommunication Services — 1.1%
Vodafone Group PLC - ADR (b)	2,700	73,764

Utilities — 0.5%
CenterPoint Energy, Inc.	1,400	28,616
Total Common Stocks (Cost $3,399,528)		3,644,419

Equity Options — 0.0% (c)
Put Options — 0.0%(c)
SPDR S&P 500 ETF Trust 02/16/13 Exercise Price $148.00 (a)	6	504
SPDR S&P 500 ETF Trust 02/16/13 Exercise Price $146.00 (a)	27	1,269
		1,773
Total Equity Options (Cost $3,817)		1,773

Investment Companies — 5.3%
iShares MSCI Brazil Index Fund	600	34,062
Market Vectors Brazil Small-Cap ETF	1,800	78,156
Market Vectors Russia ETF	1,300	40,066
SPDR Gold Trust (a)	950	153,140
Templeton Russia and East European Fund, Inc.	2,400	37,536
Total Investment Companies (Cost $334,042)		342,960

Short-Term Investments — 38.7%
Money Market Funds — 38.7%
Dreyfus Government Cash Management, Institutional Shares, 0.01% (d)	2,537,113	2,537,113
Total Short-Term Investments (Cost $2,537,113)		2,537,113

Total Investments (Cost $6,274,500(e)) — 99.6%		$6,526,265

Segregated Cash With Brokers — 13.9%		909,928

Total Securities Sold Short (Proceeds $933,360) — (14.9)%		(979,488)

Other assets in excess of liabilities — 1.4%		95,831

NET ASSETS — 100.0%		$6,552,536

SECURITIES SOLD SHORT:-(14.9)%
Common Stocks — (0.8)%
Consumer Discretionary — (0.8)%
Tiffany & Co.	(500)	(32,875)
Yum! Brands, Inc.	(300)	(19,482)
		(52,357)
Total Common Stocks (Proceeds $(50,384))		(52,357)

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	January 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Securities Sold Short: — (14.9)% (continued)
Investment Companies — (14.1)%
Energy Select Sector SPDR Fund	(1,800)	(139,230)
Guggenheim S&P 500 Equal Weight ETF	(1,500)	(85,185)
iShares Russell 2000 Index Fund	(800)	(71,696)
iShares S&P 500 Index Fund	(3,000)	(451,380)
SPDR S&P 500 ETF Trust	(1,200)	(179,640)
Total Investment Companies (Proceeds $(882,976))		(927,131)

Total Securities Sold Short (Proceeds $(933,360)) — (14.9)%		$(979,488)

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

(c) Amount rounds to less than 0.05%.

(d) Represents the 7 day yield at 1/31/13.

(e) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Long Positions
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,644,419	$-	$-	$3,644,419
Equity Options	1,773	-	-	1,773
Investment Companies	342,960	-	-	342,960
Short-Term Investments	2,537,113	-	-	2,537,113
Total Investments	$6,526,265	$-	$-	$6,526,265

Short Positions
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$(52,357)	$-	$-	$(52,357)
Investment Companies	(927,131)	-	-	(927,131)
Total Investments	$(979,488)	$-	$-	$(979,488)

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Dynamic Conservative Plus Fund	January 31, 2013 (Unaudited)

Security Description	Shares	Value ($)
Investment Companies — 100.2%
Energy Select Sector SPDR Fund	10,192	788,351
iShares Barclays 20+ Year Treasury Bond Fund	549	64,409
iShares Barclays 3-7 Year Treasury Bond Fund	1,586	194,666
iShares Barclays 7-10 Year Treasury Bond Fund	610	64,721
iShares Barclays MBS Bond Fund	3,013	324,801
iShares Gold Trust (a)	8,045	130,329
iShares iBoxx $ High Yield Corporate Bond Fund	1,371	128,421
iShares iBoxx Investment Grade Corporate Bond Fund	1,619	193,341
iShares JPMorgan USD Emerging Markets Bond Fund	1,603	191,222
iShares MSCI Japan Index Fund	26,490	264,105
Market Vectors Agribusiness ETF	10,406	582,112
Market Vectors Emerging Markets Local Currency Bond ETF	4,658	128,235
SPDR Barclays Convertible Securities ETF	12,470	517,380
SPDR Barclays International Treasury Bond ETF	5,394	326,013
SPDR DB International Government Inflation-Protected Bond ETF	3,948	250,777
SPDR S&P 500 ETF Trust	3,521	527,094
Vanguard MSCI Emerging Markets ETF	17,591	783,855
Vanguard MSCI European ETF	11,491	585,237
Vanguard REIT ETF	5,670	387,034
Total Investment Companies (Cost $6,324,365)		6,432,103

Short-Term Investments — 3.6%
Money Market Fund — 3.6%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	233,895	233,895
Total Short-Term Investments (Cost $233,895)		233,895

Total Investments (Cost $6,558,260(c)) — 103.8%		$6,665,998

Liabilities in excess of other assets — (3.8)%		(241,826)

NET ASSETS — 100.0%		$6,424,172

(a) Non-income producing security.

(b) Represents the 7 day yield at 1/31/13.

(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Investment Companies	$6,432,103	$-	$-	$6,432,103
Short-Term Investments	233,895	-	-	233,895
Total Investments	$6,665,998	$—	$-	$6,665,998

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments
January 31, 2013 (Unaudited)

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers eight (8) series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of portfolio investments of each of the eight active series (individually, a "Fund"; collectively, the "Funds").

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of January 31, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Securities Sold Short

As a portfolio management strategy, the Fusion Fund and may engage in short sales of securities, which result in obligations of the Funds to make a future delivery of a specific security. These obligations are subject to the risk that the security’s market price at the delivery date will exceed the amount of proceeds initially received and that the Funds may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Funds) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current fair value of the securities to be delivered. Securities sold short are collateralized by cash held with the broker.

Financial Futures Contracts

The Funds, except for the Kansas Tax-Exempt Bond Fund, may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at January 31, 2013 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Transactions

For hedging purposes, the Funds, except for the International Alpha Strategies and the Kansas Tax-Exempt Bond Fund, may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value. The details of each Fund’s open options contracts at January 31, 2013 (where applicable) are contained in that Fund’s Schedule of Portfolio Investments.

Investments in Derivatives

The Funds, except for the Kansas Tax-Exempt Bond Fund, may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At January 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Proceeds from Securities Sold Short	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations
Stock Fund	$139,716,809	$—	$20,889,093	$(3,509,905)	$—	$17,379,188
International Alpha Strategies Fund	51,535,403	—	7,783,072	(766,733)	9,470	7,025,809
Kansas Tax-Exempt Bond Fund	292,179,211	—	18,966,149	(777,987)	—	18,188,162
Strategic Income Fund	76,137,534	—	687,489	(1,066,471)	—	(378,982)
Core Plus Fund	73,029,773	—	2,505,582	(416,969)	—	2,088,613
U.S. Inflation-Indexed Fund	381,503,688	—	7,008,854	(1,940,081)	—	5,068,773
Fusion Fund	6,314,849	(920,214)	360,813	(208,671)	—	152,142
Dynamic Conservative Plus Fund	6,580,596	—	114,353	(28,951)	—	85,402

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

5. Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)            Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: March 28, 2013

By (Signature and Title)

/s/ Susan L. Silva
Susan L. Silva
Treasurer

Date: March 28, 2013